Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,508	$ 1,645
Additions	182	88
Depreciation	(244)	(216)
Foreign exchange and other	1	(9)
Lease assets, ending balance	1,447	1,508
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	974	1,038
Additions	44	48
Depreciation	(106)	(110)
Foreign exchange and other	0	(2)
Lease assets, ending balance	912	974
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	354	379
Additions	110	36
Depreciation	(86)	(57)
Foreign exchange and other	(1)	(4)
Lease assets, ending balance	377	354
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	99	128
Additions	28	0
Depreciation	(31)	(27)
Foreign exchange and other	1	(2)
Lease assets, ending balance	97	99
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	81	100
Additions	0	4
Depreciation	(21)	(22)
Foreign exchange and other	1	(1)
Lease assets, ending balance	$ 61	$ 81